Annual Operating Expenses {- Equity-Income Portfolio} - 02.28 VIP Equity-Income Portfolio Investor PRO-09 - Equity-Income Portfolio - VIP Equity-Income Portfolio-Investor VIP	Apr. 30, 2021
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.60%